Ordinary Shares and Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Stock by Class
We have the following ordinary shares reserved for future issuance:

	As of December 31,
	2023	2022
Warrants to purchase ordinary shares(1)	499,500	1,775,475
Share options and RSUs issued and outstanding under the 2013 Plan	15,981,269	20,062,824
Share options and RSUs issued and outstanding under the 2021 Plan	16,299,528	13,134,652
Remaining shares available for future issuance under the 2021 Plan	8,766,560	8,674,132
Total ordinary shares reserved	41,546,857	43,647,083
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(1)Includes the warrants to purchase ordinary shares and warrants issued to customers.
Share-based Payment Arrangement, Option, Activity	A summary of share options under our equity incentive plan and related information is as follows:

	Share Options Outstanding
	Outstanding Share Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
	(in thousands, except share, life and per share data)
Balance as of December 31, 2022	13,785,214	$2.17	6.1	$34,326
Options exercised	(3,010,478)	$1.22
Options forfeited	(405,202)	$3.72
Balance as of December 31, 2023	10,369,534	$2.39	5.5	$24,303
Exercisable as of December 31, 2023	8,849,876	$2.13	5.2	$22,904
There were no share options granted during the years ended December 31, 2023 or December 31, 2022.
Fair Value Measurement Inputs and Valuation Techniques
The Black-Scholes assumptions used to value the employee share options at the grant dates are as follows:

Year Ended December 31,
2021
Expected term (years)	5.44 - 6.60
Expected volatility	67.26% - 68.52%
Risk-free interest rate	0.99% - 1.12%
Expected dividend yield	0.00%

Schedule of Unvested Restricted Stock Units Roll Forward
A summary of RSU activity, including activity under our equity incentive plan, and related information is as follows:

	Number of Shares	Weighted-Average Grant-Date Fair Value Per Share
Unvested as of December 31, 2022	19,412,262	$9.06
Granted	10,904,664	$5.43
Vested	(6,365,261)	$7.28
Forfeited	(2,040,402)	$6.31
Unvested as of December 31, 2023	21,911,263	$8.02

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award
Share-based compensation expense by line item in the consolidated statements of operations is summarized as follows:

	Year Ended December 31,
	2023	2022	2021
	(in thousands)
Cost of revenue	$770	$621	$216
Research and development	13,152	10,005	4,246
Sales and marketing	19,420	18,253	10,710
General and administrative	29,068	38,588	18,186
Total share-based compensation expense	$62,410	$67,467	$33,358